Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
10.
Cash and cash equivalents

	2024	2025

Cash on hand	197,002	181,410
Current accounts with other banks	108,246	153,554
Short-term deposits with other banks	314,222	137,126
Reverse repurchase agreements	—	431,053

Total cash and cash equivalents	619,470	903,143

Cash on hand includes cash balances with ATMs and cash in transit.

As at 31 December 2024 and 2025, current accounts and short-term deposits with NBRK are KZT 192,102 million and KZT Nil, respectively.

As at 31 December 2024 and 2025, the fair value of collateral of reverse repurchase agreements classified as cash and cash equivalents are KZT Nil and KZT 431,053 million, respectively.

As at 31 December 2024 and 2025, restricted deposits included in due from banks with investment credit ratings (higher than ‘BBB-‘) in favor of international payments systems were KZT 35,114 million and KZT 34,935 million, respectively.

During the reporting period NBRK increased the requirements of mandatory cash balances for Bank’s liabilities denominated in national and foreign currencies from 0-2% to 3.5% and from 1-3% to 10%, respectively.